UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master Enhanced International Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
      Enhanced International Series, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report

Master Enhanced International Series

During the period the fund generated net investment income of 4.82% as a percentage of average net assets.

Attribution: Whereas in the winter of 2003 the world's equity markets were plagued by wide-spread anxiety over mounting geopolitical tensions and shaky global economic forecasts, conditions began to change as the year progressed. With the blossoming of spring came clarity as to the outcome of the Iraq conflict and budding investor confidence in the strengthening, though still weak, economy. Together, clarity and confidence inspired a reluctant optimism, giving birth to what investors hope will prove to be a sustainable recovery.

Equities rallied the world over, with nearly all the worlds markets enjoying double-digit percentage gains. European markets led the charge, with MSCI Europe up 22.0% for the quarter. The U.S. markets were not far behind at 15.4% for large capitalization stocks (S&P 500) and 23.0% for small caps (Russell 2000). Asia was not absent from the party either, with the MSCI Pacific up 12.6% and the MSCI Japan up 11.7%.

Stock selection signals generally worked well for the strategy this quarter. In April and May, the earnings estimates revisions screen worked well on the positive side as did the value signal. A turn-of-year trade focusing on Japanese stocks was also additive in the quarter, as the Japanese fiscal year ends March 31.

Stock substitution strategies continued to perform well and were moderately additive for the quarter. While M&A activity was generally quiet, existing positions in convertible bond and mandatory convertible preferred securities helped to increase yield. New positions were initiated in convertibles by issuers such as Siemens, Infineon, and Allianz.

The big story in MSCI portfolios was index changes, which added 13 basis points in May. Most of the value added was derived from successful management of MSCI's annual review of the index on May 30. The portfolio benefited from this opportunity by rebalancing toward the new index prior to the official conversion. Additionally, securities being added or increased were bought in advance and those being removed or reduced were sold out early.

Strategy going forward:

As the second half of the year begins, the portfolio remains positioned with all screens in place. The price momentum strategy was brought back in the second quarter, as it is expected to perform well in the second half of the year due to seasonal factors. This strategy involves the overweighting of stocks with positive price momentum and underweighting those with negative momentum, on the rationale that price patterns will continue. We believe the overall strategy is well positioned to take advantage or opportunities created by improving market conditions.


/s/  Richard Vella
------------------------------------
Richard Vella
Vice President and Portfolio Manager

/s/ Terry K. Glenn
------------------------------------
Terry K. Glenn
President and Trustee

Trustees and Officers:
Terry K. Glenn - Trustee
Donald W. Burton - Trustee
M. Colyer Crum - Trustee
Laurie Simon Hodrick - Trustee
Fred G. Weiss - Trustee
Robert C. Doll, Jr. - Senior Vice President
Donald C. Burke - Vice President and Treasurer
Richard Vella -- Vice President and Portfolio Manager
Brian D. Stewart - Secretary

Custodian: JPMorgan Chase Bank
           4 Chase MetroTech
           Brooklyn, New York 11245

Transfer Agent: Financial Data Services, Inc.
                4800 Deer Lake Drive East
                Jacksonville, FL 32246-6484

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
Africa - 0.1%
South Africa - 0.1% Beverages - 0.1%                          145,576  SABMiller PLC                                  $   974,701
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Africa                      974,701
----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 26.2%
Australia - 4.4%    Beverages - 0.1%                          100,853  Coca-Cola Amatil Limited                           386,208
                                                              248,188  Foster's Brewing Group Limited                     700,743
                                                               47,369  Lion Nathan Limited                                170,277
                                                                    1  Southcorp Limited                                        2
                                                                                                                   ---------------
                                                                                                                        1,257,230
                    --------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.0%                     11,954  Macquarie Bank Limited                             230,888
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                           45,279  Orica Limited                                      328,868
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.5%                   260,452  Australia and New Zealand Banking Group Ltd.     3,250,654
                                                              180,525  Commonwealth Bank of Australia                   3,577,591
                                                              187,244  National Australia Bank Limited(b)               4,206,769
                                                              302,558  Westpac Banking Corporation Limited              3,297,295
                                                                                                                   ---------------
                                                                                                                       14,332,309
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%      56,377  Brambles Industries Limited                        172,788
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%          21,771  Leighton Holdings Ltd.                             146,007
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.4%             331,872  Boral Limited                                    1,126,204
                                                            1,306,255  CSR Limited                                      1,699,517
                                                               57,284  James Hardie Industries NV                         270,459
                                                               48,196  Rinker Group Limited                               169,371
                                                                                                                   ---------------
                                                                                                                        3,265,551
                    --------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.1%             182,865  Amcor Limited                                      995,824
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%      11,669  Australian Stock Exchange Limited                   97,979
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.1%                           321,704  Telstra Corporation Limited                        949,303
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%           184,156  Coles Myer Limited                                 864,529
                                                              179,668  Woolworths Limited                               1,508,589
                                                                                                                   ---------------
                                                                                                                        2,373,118
                    --------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                      120,064  Australian Gas Light Company Limited               881,704
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%         1  Mayne Nickless Limited                                   2
                                                               18,239  Sonic Healthcare Limited                            80,119
                                                                                                                   ---------------
                                                                                                                           80,121
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            1  Aristocrat Leisure Limited                               1
                                                               72,575  TAB Limited                                        158,185
                                                                9,168  TABCORP Holdings Limited                            66,220
                                                                                                                   ---------------
                                                                                                                          224,406
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                        103,197  Computershare Limited                              129,421
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                           82,714  Insurance Australia Group Limited                  188,605
                                                              566,669  QBE Insurance Group Limited                      3,541,940
                                                                                                                   ---------------
                                                                                                                        3,730,545
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                               96,731  John Fairfax Holdings Limited                      186,833
                                                              197,970  The News Corporation Limited                     1,487,008
                                                               21,618  Publishing & Broadcasting Limited                  143,241
                                                                                                                   ---------------
                                                                                                                        1,817,082
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.7%                    306,268  Alumina Limited                                    835,972
                                                              227,438  BHP Billiton Limited                             1,317,870
                                                            1,001,735  BHP Steel Limited                                2,499,146
                                                               52,643  Newcrest Mining Limited                            270,083
                                                               59,684  OneSteel Limited                                    76,852
                                                               57,320  Rio Tinto Limited                                1,122,881
                                                              189,734  WMC Resources Limited(b)                           446,630
                                                                                                                   ---------------
                                                                                                                        6,569,434
                    --------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                     2,037  David Jones Limited                                  1,803
                                                               89,907  Harvey Norman Holdings Limited                     151,343
                                                                                                                   ---------------
                                                                                                                          153,146
                    --------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.1%                          105,003  Origin Energy Limited                              285,202
                                                               93,392  Santos Limited                                     369,537
                                                                                                                   ---------------
                                                                                                                          654,739
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
Australia           Real Estate - 0.3%                         75,302  AMP Diversified Property Trust                 $   154,029
(concluded)                                                    55,275  Commonwealth Property Office Fund                   44,484
                                                              123,143  Deutsche Office Trust                               92,496
                                                              332,041  General Property Trust                             650,235
                                                                4,498  Lend Lease Corporation Limited                      25,188
                                                               33,969  Stockland Trust Group                              114,134
                                                              106,184  Westfield Holdings Limited                       1,039,699
                                                              321,015  Westfield Trust                                    742,746
                                                                                                                   ---------------
                                                                                                                        2,863,011
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%      324,154  Macquarie Infrastructure Group                     780,444
                                                                6,849  Patrick Corporation Limited                         57,646
                                                               83,780  Transurban Group                                   268,012
                                                                                                                   ---------------
                                                                                                                        1,106,102
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Australia                42,359,576
----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.5%    Airlines - 0.0%                           208,000  Cathay Pacific Airways                             280,066
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                   363,500  BOC Hong Kong (Holdings) Limited                   365,917
                                                              257,833  Bank of East Asia, Ltd.                            509,176
                                                              160,054  Hang Seng Bank Limited                           1,693,280
                                                                                                                   ---------------
                                                                                                                        2,568,373
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%         511,000  Cheung Kong Infrastructure Holdings Limited        989,478
                    --------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                        39,000  Li & Fung Limited                                   50,262
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%     141,771  Swire Pacific Limited 'A'                          619,941
                                                               70,000  Wharf (Holdings) Ltd.                              134,647
                                                                                                                   ---------------
                                                                                                                          754,588
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.0%                           136,800  PCCW Limited(b)                                     84,643
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%                 271,500  CLP Holdings Limited                             1,187,224
                                                              152,000  Hongkong Electric Holdings Limited                 596,449
                                                                                                                   ---------------
                                                                                                                        1,783,673
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                71,000  Johnson Electric Holdings Limited                   87,861
                    --------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                      366,792  Hong Kong and China Gas Company Ltd.               463,302
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%       77,583  Shangri-La Asia Limited                             49,247
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%           385,269  Hutchison Whampoa Limited                        2,346,746
                                                               84,000  Swire Pacific Limited 'B'                           58,706
                                                                                                                   ---------------
                                                                                                                        2,405,452
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                              140,000  Television Broadcasts Ltd.                         501,786
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.3%                          1,400  Amoy Properties Limited                              1,266
                                                              286,116  Cheung Kong (Holdings) Ltd.                      1,720,772
                                                              102,000  Henderson Land Development Company Limited         292,993
                                                               77,170  New World Development Company Ltd.                  29,935
                                                              124,355  Sino Land Company Limited                           38,671
                                                              227,600  Sun Hung Kai Properties Ltd.                     1,149,945
                                                                                                                   ---------------
                                                                                                                        3,233,582
                    --------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                        541,290  MTR Corporation Limited                            621,243
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors &
                    Semiconductor Equipment - 0.0%             17,000  ASM Pacific Technology Limited                      49,704
                    --------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                    20,000  Esprit Holdings Limited                             48,858
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Hong Kong                13,972,118
----------------------------------------------------------------------------------------------------------------------------------
Japan - 19.3%       Air Freight & Logistics - 0.1%             96,000  Yamato Transport Co., Ltd.                       1,062,536
                    --------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                            80,000  All Nippon Airways Co., Ltd.                       153,238
                    --------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.5%                     91,000  Bridgestone Corp.                                1,235,311
                                                               81,200  Denso Corporation                                1,286,892
                                                               17,000  Sanden Corporation                                  80,841
                                                                5,000  Stanley Electric Co., Ltd.                          71,247
                                                              108,500  TOYOTA INDUSTRIES CORPORATION                    1,765,638
                                                                8,000  Toyota Gosei Co., Ltd.                             157,568
                                                                                                                   ---------------
                                                                                                                        4,597,497
                    --------------------------------------------------------------------------------------------------------------
                    Automobiles - 2.4%                        200,300  Honda Motor Co., Ltd.                            7,589,965
                                                              586,900  Nissan Motor Co., Ltd.                           5,611,170
                                                              287,700  Toyota Motor Corporation                         7,451,568
                                                              293,000  Yamaha Motor Co., Ltd.                           2,471,863
                                                                                                                   ---------------
                                                                                                                       23,124,566
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
Japan               Beverages - 0.1%                           67,000  Asahi Breweries Limited                        $   404,539
(continued)                                                     6,700  Coca-Cola West Japan Company Limited               110,927
                                                              118,000  Kirin Brewery Company, Ltd.                        829,415
                                                                                                                   ---------------
                                                                                                                        1,344,881
                    --------------------------------------------------------------------------------------------------------------
                    Building Products - 0.1%                   86,000  Asahi Glass Company, Limited                       533,583
                                                               10,000  Daikin Industries, Ltd.                            183,635
                                                               41,000  Tostem Corporation                                 590,714
                                                                                                                   ---------------
                                                                                                                        1,307,932
                    --------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                    101,000  Daiwa Securities Group Inc.                        580,387
                                                              180,000  The Nikko Securities Co., Ltd.                     722,548
                                                                1,000  The Nomura Securities Co., Ltd.                     12,692
                                                                                                                   ---------------
                                                                                                                        1,315,627
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.7%                          519,000  Asahi Chemical Industry Co., Ltd.                1,482,548
                                                              104,000  Dainippon Ink and Chemicals, Inc.                  210,468
                                                               16,000  JSR Corporation                                    194,412
                                                               12,000  Kuraray Co., Ltd.                                   78,751
                                                              252,000  Mitsubishi Chemical Corporation                    514,179
                                                               81,000  Mitsui Chemicals Inc.                              374,391
                                                              175,000  Mitsubishi Gas Chemical Company, Inc.              370,185
                                                              108,000  Nippon Kayaku Co., Ltd.                            461,412
                                                                4,000  Nissan Chemical Industries, Ltd.                    21,387
                                                               13,700  Nitto Denko Corporation                            448,395
                                                               32,500  Shin-Etsu Chemical Co., Ltd.                     1,109,723
                                                              115,000  Sumitomo Chemical Co., Ltd.                        361,066
                                                              131,000  Teijin Limited                                     327,295
                                                               54,000  Toray Industries, Inc.                             125,472
                                                               74,000  Tosoh Corporation                                  165,163
                                                              298,000  Ube Industries, Ltd.                               439,275
                                                                                                                   ---------------
                                                                                                                        6,684,122
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.6%                    56,000  The 77 Bank, Ltd.                                  254,174
                                                              129,000  Ashikaga Financial Group, Inc.(b)                  191,230
                                                               77,000  The Bank of Fukuoka, Ltd.                          295,624
                                                               84,000  The Bank of Yokohama, Ltd.                         274,229
                                                                5,000  The Chiba Bank, Ltd.                                17,739
                                                                1,000  Daiwa Bank Holdings, Inc.                              691
                                                              717,000  The Hokuriku Bank, Ltd.                          1,098,713
                                                                3,000  The Joyo Bank, Ltd.                                  8,370
                                                                  558  Mitsubishi Tokyo Financial Group, Inc.           2,523,373
                                                               76,000  Mitsui Trust Holdings, Inc.                        167,096
                                                                  961  Mizuho Financial Group, Inc.                       759,516
                                                               55,000  The Shizuoka Bank, Ltd.                            368,728
                                                                                                                   ---------------
                                                                                                                        5,959,483
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.5%      64,000  Dai Nippon Printing Co., Ltd.                      676,910
                                                               11,400  Kokuyo Co., Ltd.                                   108,612
                                                               22,500  Secom Co., Ltd.                                    659,588
                                                              419,000  Toppan Printing Co., Ltd.                        3,000,958
                                                                                                                   ---------------
                                                                                                                        4,446,068
                    --------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.8%            779,000  Fujitsu Limited(b)                               3,191,905
                                                                  200  Mitsumi Electric Company, Ltd.                       2,067
                                                              634,000  NEC Corporation(b)                               3,168,020
                                                              482,000  Toshiba Corporation                              1,657,847
                                                                                                                   ---------------
                                                                                                                        8,019,839
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.3%           5,000  JGC Corporation                                     33,646
                                                              113,000  Kajima Corporation                                 268,207
                                                               23,000  Kinden Corporation                                  77,193
                                                               18,000  Nippon COMSYS Corporation                           91,743
                                                              569,000  Nishimatsu Construction Co., Ltd.                1,933,392
                                                                4,000  Obayashi Corporation                                12,259
                                                               24,000  Taisei Corporation                                  47,171
                                                               30,000  Toda Corporation                                    64,460
                                                                                                                   ---------------
                                                                                                                        2,528,071
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%              59,000  Sumitomo Osaka Cement Co., Ltd.                    115,961
                                                              125,000  Taiheiyo Cement Corporation                        214,449
                                                                                                                   ---------------
                                                                                                                          330,410
                    --------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.7%                    12,400  Acom Co., Ltd.                                     448,187
                                                                6,848  Aiful Corporation                                  291,999
                                                               72,500  Orix Corporation                                 4,009,161
                                                               40,450  Promise Co., Ltd.                                1,512,559
                                                                   10  Takefuji Corporation                                   519
                                                                                                                   ---------------
                                                                                                                        6,262,425
                    --------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.1%             135,000  Toyo Seikan Kaisha, Ltd.                         1,262,586
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                    Value
----------------------------------------------------------------------------------------------------------------------------------
Japan               Diversified Telecommunication
(continued)         Services - 0.4%                             1,001  Nippon Telegraph & Telephone
                                                                       Corporation (NTT)                              $ 3,926,471
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 1.0%                 106,800  Chubu Electric Power Company, Incorporated       1,947,883
                                                               94,200  Kansai Electric Power Company, Inc.              1,485,861
                                                              114,100  Kyushu Electric Power Company, Incorporated      1,775,998
                                                               70,800  Tohoku Electric Power Co., Inc.                  1,047,186
                                                              172,800  Tokyo Electric Power                             3,302,736
                                                                                                                   ---------------
                                                                                                                        9,559,664
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                86,000  Fuji Electric Co., Ltd.                            188,366
                                                               54,000  Fujikura Ltd.                                      178,089
                                                               78,000  The Furukawa Electric Co., Ltd.                    254,641
                                                               27,000  Hitachi Cable, Ltd.                                 72,854
                                                               69,000  Matsushita Electric Works, Ltd.                    408,570
                                                              284,000  Mitsubishi Electric Corporation                    922,423
                                                               40,000  Sumitomo Electric Industries                       292,151
                                                                3,000  Ushio Inc.                                          34,728
                                                                                                                   ---------------
                                                                                                                        2,351,822
                    --------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &
                    Instruments - 0.9%                         22,000  Alps Electric Co., Ltd.                            281,791
                                                               15,000  Anritsu Corp.(b)                                    81,824
                                                                6,000  Dainippon Screen Mfg. Co., Ltd.(b)                  29,382
                                                                2,200  Hirose Electric Co., Ltd.                          181,936
                                                              490,000  Hitachi Ltd.                                     2,077,118
                                                                3,500  Keyence Corporation                                641,266
                                                               23,900  Kyocera Corporation                              1,367,420
                                                                2,400  Mabuchi Motor Co., Ltd.                            183,485
                                                               34,000  Murata Manufacturing Co., Ltd.                   1,336,498
                                                                1,700  Nidec Corporation                                  112,272
                                                              348,000  Oki Electric Industry Company Limited(b)           996,977
                                                               35,000  Omron Corporation                                  590,256
                                                               14,000  TDK Corporation                                    691,401
                                                               17,000  Taiyo Yuden Co., Ltd.                              165,646
                                                               36,000  Yokogawa Electric Corporation                      277,926
                                                                                                                   ---------------
                                                                                                                        9,015,198
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.4%            65,000  Ito-Yokado Co., Ltd.                             1,556,319
                                                               33,000  JUSCO Co., Ltd.                                    755,778
                                                                4,900  Lawson Inc.                                        134,666
                                                               67,000  Seven-Eleven Japan Co., Ltd.                     1,668,374
                                                                                                                   ---------------
                                                                                                                        4,115,137
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                          800  ARIAKE JAPAN Co., Ltd.                              23,852
                                                               87,000  Ajinomoto Co., Inc.                                833,229
                                                               15,000  House Foods Corporation                            137,414
                                                                8,000  Kikkoman Corporation                                52,834
                                                               38,000  Meiji Milk Products Co., Ltd.                      140,829
                                                                3,000  Meiji Seika Kaisha, Ltd.                             9,819
                                                               92,000  Nichirei Corporation                               321,033
                                                               27,000  Nippon Meat Packers, Inc.                          254,991
                                                                9,000  Nisshin Seifun Group Inc.                           63,935
                                                                4,700  Nissin Food Products Co., Ltd.                      98,051
                                                                5,500  Snow Brand Milk Products Co., Ltd.(b)               13,787
                                                               23,000  Yakult Honsha Co., Ltd.                            308,391
                                                               23,000  Yamazaki Baking Co., Ltd.                          146,533
                                                                                                                   ---------------
                                                                                                                        2,404,698
                    --------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.2%                      238,000  Osaka Gas Co.                                      588,682
                                                              510,000  Tokyo Gas Co.                                    1,465,334
                                                                                                                   ---------------
                                                                                                                        2,054,016
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.2%    19,300  Hoya Corporation                                 1,329,261
                                                               23,000  Olympus Optical Co., Ltd.                          475,994
                                                               14,900  Terumo Corporation                                 247,558
                                                                                                                   ---------------
                                                                                                                        2,052,813
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%        5,000  Oriental Land Co., Ltd                             219,030
                                                                4,900  SAIZERIYA CO., LTD.                                 45,501
                                                               14,000  Skylark Co., Ltd.                                  166,146
                                                                                                                   ---------------
                                                                                                                          430,677
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.3%                  77,000  Casio Computer Co., Ltd.                           491,851
                                                                4,600  Daito Trust Construction Co., Ltd.                  96,731
                                                               20,000  Makita Corporation                                 162,399
                                                              388,000  Matsushita Electric Industrial Company, Ltd.     3,842,032
                                                               13,400  Pioneer Corporation                                301,312
                                                              248,000  Sanyo Electric Co., Ltd.                           848,869
                                                              176,000  Sekisui Chemical Co., Ltd.                         595,095
                                                               47,000  Sekisui House, Ltd.                                356,194
                                                              119,000  Sharp Corporation                                1,527,204
                                                              133,800  Sony Corporation                                 3,766,346
                                                                3,000  Sony Corporation (ADR)(a)                           84,000
                                                                                                                   ---------------
                                                                                                                       12,072,033
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
Japan               Household Products - 0.2%                  82,000  Kao Corporation                                $ 1,526,296
(continued)                                                     2,100  Uni-Charm Corporation                               90,768
                                                                                                                   ---------------
                                                                                                                        1,617,064
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                          1,978  CSK Corporation                                     53,867
                                                                  157  NTT Data Corporation                               483,781
                                                                  600  OBIC Co., Ltd.                                     107,233
                                                                                                                   ---------------
                                                                                                                          644,881
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                               42  Daido Life Insurance Company                        90,943
                                                                  204  Millea Holdings, Inc.                            1,559,625
                                                              148,000  Mitsui Marine and Fire Insurance
                                                                       Company, Ltd.                                      686,538
                                                                                                                   ---------------
                                                                                                                        2,337,106
                    --------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.1%        27,100  Softbank Corp.                                     513,450
                    --------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.3%        72,000  Fuji Photo Film                                  2,080,700
                                                                7,000  Konica Corporation                                  79,692
                                                               12,900  Shimano Inc.                                       202,833
                                                               26,400  Yamaha Corporation                                 361,894
                                                                                                                   ---------------
                                                                                                                        2,725,119
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.5%                           14,000  Amano Corporation                                   81,616
                                                                1,000  Ebara Corporation                                    3,514
                                                               23,700  Fanuc Ltd.                                       1,174,391
                                                               82,000  Hino Motors, Ltd.                                  387,208
                                                              142,000  Komatsu Ltd.                                       543,993
                                                                9,000  Komori Corporation                                  93,766
                                                               17,000  Koyo Seiko Co.                                     121,616
                                                              302,000  Mitsui Engineering & Shipbuilding Co., Ltd.        379,779
                                                              285,000  Mitsubishi Heavy Industries, Ltd.                  738,164
                                                               14,000  NGK Insulators, Ltd.                                77,651
                                                               63,000  NSK Limited                                        200,425
                                                              125,000  NTN Corporation                                    462,211
                                                                4,700  SMC Corporation                                    395,728
                                                               11,000  Sumitomo Heavy Industries, Ltd.(b)                  16,306
                                                               10,400  THK Co., Ltd.                                      139,966
                                                               41,000  Takuma Co., Ltd.                                   199,409
                                                                                                                   ---------------
                                                                                                                        5,015,743
                    --------------------------------------------------------------------------------------------------------------
                    Marine - 0.1%                              82,000  Kawasaki Kisen Kaisha, Ltd.                        198,043
                                                               16,000  Mitsui O.S.K. Lines, Ltd.                           48,636
                                                              152,000  Nippon Yusen Kabushiki Kaisha                      592,430
                                                                                                                   ---------------
                                                                                                                          839,109
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                                5,900  Asatsu-Dk Inc.                                     105,642
                                                                  126  Dentsu Inc.                                        392,455
                                                               38,900  Toho Co., Ltd.                                     341,458
                                                              115,000  Tokyo Broadcasting System, Inc.                  1,401,166
                                                                                                                   ---------------
                                                                                                                        2,240,721
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                     45,000  Dowa Mining Co., Ltd.                              172,767
                                                                   50  JFE Holdings, Inc.                                     750
                                                               90,000  Mitsui Mining & Smelting Co., Ltd.                 266,084
                                                                1,000  Mitsubishi Materials Corporation                     1,283
                                                              828,000  Nippon Steel Corporation                         1,137,789
                                                              313,000  Sumitomo Metal Industries, Ltd.                    216,356
                                                                                                                   ---------------
                                                                                                                        1,795,029
                    --------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                    34,000  The Daimaru, Inc.                                  136,481
                                                                6,000  Mitsukoshi, Ltd.                                    15,790
                                                                                                                   ---------------
                                                                                                                          152,271
                    --------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.7%                 113,000  Canon, Inc.                                      5,185,342
                                                               98,000  Ricoh Co., Ltd.                                  1,601,299
                                                                                                                   ---------------
                                                                                                                        6,786,641
                    --------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.4%                           86,000  Nippon Mining Holdings, Inc.                       186,217
                                                              168,000  Nippon Mitsubishi Oil Corp.                        728,944
                                                              262,000  Showa Shell Sekiyu K.K.                          1,880,858
                                                               71,000  TonenGeneral Sekiyu K.K.                           499,055
                                                                                                                   ---------------
                                                                                                                        3,295,074
                    --------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%            312,000  Oji Paper Co., Ltd.                              1,364,147
                    --------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.1%                   57,000  Shiseido Company, Limited                          553,979
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
Japan               Pharmaceuticals - 1.1%                     31,900  Chugai Pharmaceutical Co., Ltd.                $   362,370
(concluded)                                                   198,900  Daiichi Pharmaceutical Co., Ltd.                 2,590,711
                                                               29,000  Eisai Company, Ltd.                                596,544
                                                                9,000  Kyowa Hakko Kogyo Co., Ltd.                         48,570
                                                               39,100  Sankyo Company, Ltd.                               466,953
                                                               29,000  Shionogi & Co., Ltd.                               392,946
                                                                8,000  Taisho Pharmaceutical Company, Ltd.                115,528
                                                              125,000  Takeda Chemical Industries, Ltd.                 4,611,701
                                                               43,000  Yamanouchi Pharmaceutical Co., Ltd.              1,120,883
                                                                                                                   ---------------
                                                                                                                       10,306,206
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                        108,000  Mitsubishi Estate Company, Limited                 731,243
                                                              416,000  Mitsui Fudosan Co., Ltd.                         2,657,273
                                                                                                                   ---------------
                                                                                                                        3,388,516
                    --------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.7%                             98  Central Japan Railway Company                      701,895
                                                                  439  East Japan Railway Company                       1,952,330
                                                                1,000  Keihin Electric Express Railway Co., Ltd.            4,889
                                                               24,000  Keio Electric Railway Co., Ltd.                    109,532
                                                               93,000  Kinki Nippon Railway Co., Ltd.                     241,649
                                                              569,000  Nippon Express Co., Ltd.                         2,208,237
                                                               21,000  Seino Transportation Co., Ltd.                     120,150
                                                              158,000  Tobu Railway Co., Ltd.                             448,703
                                                               55,000  Tokyo Corporation                                  177,264
                                                                   82  West Japan Railway Company                         310,722
                                                                                                                   ---------------
                                                                                                                        6,275,371
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors &
                    Semiconductor Equipment - 0.5%             15,600  Advantest Corporation                              691,168
                                                               57,000  Nikon Corporation                                  469,482
                                                               20,400  Rohm Company Ltd.                                2,223,910
                                                               23,400  Tokyo Electron Limited                           1,108,857
                                                                                                                   ---------------
                                                                                                                        4,493,417
                    --------------------------------------------------------------------------------------------------------------
                    Software - 0.2%                             6,600  Capcom Company, Ltd.                                68,047
                                                               15,600  Konami Co., Ltd.                                   279,325
                                                               30,500  Namco Ltd.                                         486,679
                                                               12,600  Nintendo Company Ltd.                              916,077
                                                                3,500  Trend Micro Incorporated(b)                         54,362
                                                                                                                   ---------------
                                                                                                                        1,804,490
                    --------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                   112,000  Aoyamma Trading Co., Ltd.                        1,492,401
                                                               20,700  Autobacs Seven Co., Ltd.                           387,021
                                                                3,900  Fast Retailing Co., Ltd.                           120,500
                                                                1,000  Shimamura Co., Ltd.                                 55,215
                                                               12,500  Yamada Denki Co. Ltd.                              275,869
                                                                                                                   ---------------
                                                                                                                        2,331,006
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%    23,000  Nisshinbo Industries Inc.                          105,351
                                                               21,000  Onward Kashiyama Co., Ltd.                         169,644
                                                                                                                   ---------------
                                                                                                                          274,995
                    --------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.3%   270,000  ITOCHU Corporation                                 679,076
                                                              198,000  Mitsui & Co., Ltd.                                 992,680
                                                              114,000  Mitsubishi Corporation                             790,856
                                                              118,000  Sumitomo Corporation                               544,426
                                                                                                                   ---------------
                                                                                                                        3,007,038
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%      109,000  Kamigumi Co., Ltd.                                 545,567
                                                               17,000  Mitsubishi Logistics Corp.                         102,786
                                                                                                                   ---------------
                                                                                                                          648,353
                    --------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication
                    Services - 0.6%                             2,611  NTT DoCoMo, Inc.                                 5,653,633
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Japan                   184,445,169
----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.2%  Construction Materials - 0.0%              65,283  Fletcher Building Limited                          140,267
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.1%                           365,108  Telecom Corporation of New Zealand Limited       1,120,063
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                  51,437  Contact Energy Limited                             152,075
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                   9,993  Fisher & Paykel Appliances Holdings Limited         79,858
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                           27,490  Tower Limited                                       23,819
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                               11,413  Independent Newspapers Ltd.                         28,598
                    --------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                    35,001  The Warehouse Group Limited                        106,145
                    --------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%            111,432  Carter Holt Harvey Limited                         116,776
                                                               23,582  Fletcher Challenge Forests(b)                       15,877
                                                                                                                   ---------------
                                                                                                                          132,653
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
New Zealand         Transportation Infrastructure - 0.0%       42,358  Auckland International Airport Limited         $   152,015
(concluded)         --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in New Zealand               1,935,493
----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%    Aerospace & Defense - 0.0%                225,000  Singapore Technologies Engineering Ltd.            222,317
                    --------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                            59,300  Singapore Airlines Limited                         350,210
                    --------------------------------------------------------------------------------------------------------------
                    Beverages - 0.0%                           35,000  Fraser & Neave Limited                             170,926
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                   204,652  DBS Group Holdings Limited                       1,196,999
                                                              167,899  Overseas-Chinese Banking Corporation Ltd.          953,430
                                                              258,800  United Overseas Bank Ltd.                        1,822,328
                                                                                                                   ---------------
                                                                                                                        3,972,757
                    --------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%             35,359  Creative Technology Limited                        283,113
                                                               32,600  Datacraft Asia Limited                              32,600
                                                               10,000  GES International Limited                            2,158
                                                                                                                   ---------------
                                                                                                                          317,871
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.1%                           563,000  Singapore Telecommunications, Ltd.                 482,754
                    --------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &
                    Instruments - 0.1%                         62,000  Venture Manufacturing (Singapore) Ltd.             566,837
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%    81,000  Parkway Holdings Limited                            35,877
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%       17,000  Hotel Properties Limited                            10,233
                                                                8,000  Overseas Union Enterprise Ltd.                      31,800
                                                                                                                   ---------------
                                                                                                                           42,033
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%            93,000  Keppel Corporation Ltd.                            258,773
                                                              151,000  SembCorp Industries Limited                        109,756
                                                                                                                   ---------------
                                                                                                                          368,529
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                           62,000  SembCorp Marine Limited                             34,503
                    --------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                              61,000  Neptune Orient Lines Limited(b)                     51,266
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                               57,000  Singapore Press Holdings Ltd.                      592,334
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                         57,000  Allgreen Properties Limited                         31,073
                                                               71,000  City Developments Limited                          179,012
                                                               30,000  First Capital Corporation Limited                   17,036
                                                               43,000  Keppel Land Limited                                 31,255
                                                               82,000  Wing Tai Holdings Limited                           34,458
                                                                                                                   ---------------
                                                                                                                          292,834
                    --------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                         58,000  SMRT Corporation Limited                            20,420
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors &
                    Semiconductor Equipment - 0.0%             79,000  Chartered Semiconductor Manufacturing
                                                                       Limited(b)                                          40,823
                                                                3,500  Chartered Semiconductor Manufacturing
                                                                       Limited (ADR)(a)(b)                                 18,025
                                                               12,000  ST Assembly Test Services Limited(b)                11,652
                                                                                                                   ---------------
                                                                                                                           70,500
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%       35,000  SembCorp Logistics Limited                          37,365
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Singapore                 7,629,333
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Pacific
                                                                       Basin/Asia                                     250,341,689
----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 68.8%
Austria - 0.2%      Building Products - 0.0%                    3,035  Wienerberger Baustoffindustrie AG                   53,324
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.0%                     3,655  Bayerische Hypo-und Vereinsbank AG(b)               60,020
                                                                1,310  Erste Bank der Sparkassen AG                       115,759
                                                                                                                   ---------------
                                                                                                                          175,779
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%               3,219  RHI AG(b)                                           38,259
                    --------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                 870  Mayr-Melnhof Karton AG                              72,442
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.1%                            57,146  Telekom Austria AG(b)                              648,361
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                     424  Oesterreichische
                                                                       Elektrizitaetswirtschafts-AG "Verbund" 'A'          39,064
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                            2,953  VA Technologie AG(b)                                78,029
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                        781  Boehler-Uddeholm AG                                 43,166
                                                                7,792  Voest-Alpine AG                                    307,720
                                                                                                                   ---------------
                                                                                                                          350,886
                    --------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.0%                            2,411  OMV AG                                             289,658
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Austria                   1,745,802
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.0%      Beverages - 0.0%                           14,143  Interbrew                                      $   314,266
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                            6,897  Solvay SA                                          475,210
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                   105,554  Dexia                                            1,334,554
                                                               15,861  KBC Bancassurance Holding                          622,736
                                                                                                                   ---------------
                                                                                                                        1,957,290
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%          30,640  Suez Lyonnaise des Eaux SA(b)                          352
                    --------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                           479  D'leteren SA                                        68,647
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.4%     171,531  Fortis                                           2,978,300
                                                               12,542  Groupe Bruxelles Lambert SA                        567,462
                                                                                                                   ---------------
                                                                                                                        3,545,762
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%                   6,258  Electrabel SA                                    1,594,656
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                 2,780  Bekaert NV                                         129,931
                    --------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &
                    Instruments - 0.0%                            965  Barco NV (New Shares)                               57,735
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%             2,938  Colruyt NV                                         203,106
                                                                2,185  Delhaize "Le Lion" SA                               66,492
                                                                                                                   ---------------
                                                                                                                          269,598
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%     3,248  Omega Pharma SA                                     98,841
                    --------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%        20,137  Agfa Gevaert NV                                    427,569
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                      2,770  Union Miniere SA                                   143,555
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                     15,781  UCB SA                                             432,393
                    --------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication
                    Services - 0.0%                             4,224  Mobistar SA(b)                                     173,604
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Belgium                   9,689,409
----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%      Beverages - 0.0%                            1,300  Carlsberg A/S 'B'                                   46,514
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                            9,687  Novozymes A/S 'B'                                  269,495
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                   100,204  Danske Bank                                      1,951,392
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%      20,709  Group 4 Falck A/S                                  344,078
                                                                8,672  ISS A/S                                            309,614
                                                                                                                   ---------------
                                                                                                                          653,692
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%           5,654  FLS Industries A/S 'B'(b)                           47,189
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.0%                            10,921  TDC A/S                                            326,612
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                 3,929  NEG Micon A/S(b)                                    40,079
                                                                4,027  NKT Holding A/S                                     55,705
                                                               18,206  Vestas Wind Systems A/S                            208,226
                                                                                                                   ---------------
                                                                                                                          304,010
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                        3,292  A/S Det Ostasiatiske Kompagni                       90,058
                                                                9,592  Danisco A/S                                        375,817
                                                                                                                   ---------------
                                                                                                                          465,875
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%     1,457  Coloplast A/S 'B'                                  112,595
                                                               56,637  GN Store Nord A/S(b)                               232,847
                                                                7,946  William Demant A/S(b)                              181,760
                                                                                                                   ---------------
                                                                                                                          527,202
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                   1,901  Bang & Olufsen Holding A/S 'B'                      51,711
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                            4,241  Topdanmark A/S(b)                                  155,020
                    --------------------------------------------------------------------------------------------------------------
                    Marine - 0.1%                                 190  A/S Dampskibsselskabet Svendborg 'B'             1,027,805
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.2%                     23,894  H. Lundbeck A/S                                    483,781
                                                               39,810  Novo Nordisk A/S 'B'                             1,393,636
                                                                                                                   ---------------
                                                                                                                        1,877,417
                    --------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                          2,120  DSV, De Sammensluttede Vognmaend af
                                                                       13-7-1976 A/S                                       54,556
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%        1,109  Kobenhavns Lufthavne A/S                            89,987
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Denmark                   7,848,477
----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.9%      Auto Components - 0.0%                      1,535  Nokian Renkaat Oyj                             $    78,970
                    --------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 1.3%           758,465  Nokia Oyj 'A'                                   12,489,895
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.1%                           104,499  HPY Holding - HTF Holding Oyj Abp(b)               897,610
                                                               45,877  TeliaSonera AB                                     188,605
                                                                                                                   ---------------
                                                                                                                        1,086,215
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%     2,087  Instrumentarium Corporation                         79,328
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                         14,370  Tietoenator Oyj                                    241,916
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                            2,995  Pohjola Group PLC 'D'                               51,280
                                                                    1  Sampo Insurance Company Ltd. 'A'                         7
                                                                                                                   ---------------
                                                                                                                           51,287
                    --------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%         4,025  Amer Group Ltd.                                    123,041
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.3%                            2,166  KCI Konecranes International PLC                    53,477
                                                               59,904  Kone Corporation 'B'                             2,510,862
                                                               17,867  Metso Oyj                                          159,011
                                                                    1  Wartsila Oyj 'B'                                        12
                                                                                                                   ---------------
                                                                                                                        2,723,362
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                     17,563  Outokumpu Oyj                                      154,289
                                                               14,447  Rautaruukki Oyj(b)                                  62,213
                                                                                                                   ---------------
                                                                                                                          216,502
                    --------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.1%                           57,786  Fortum Corporation, the IVO-Neste Group            463,183
                    --------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%             29,925  UPM-Kymmene Oyj                                    436,771
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                      3,737  Orion-Yhtyma OY 'B'                                 62,010
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Finland                  18,052,480
----------------------------------------------------------------------------------------------------------------------------------
France - 9.4%       Aerospace & Defense - 0.1%                 71,730  European Aeronautic Defence and Space
                                                                       Company                                            879,724
                                                                7,065  Zodiac SA                                          172,322
                                                                                                                   ---------------
                                                                                                                        1,052,046
                    --------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                 1  Groupe Air France                                       13
                    --------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                     31,795  Compagnie Generale des Etablissements
                                                                       Michelin 'B'                                     1,241,400
                    --------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.2%                         20,624  PSA Peugeot Citroen                              1,001,815
                                                               21,799  Renault SA                                       1,152,513
                                                                                                                   ---------------
                                                                                                                        2,154,328
                    --------------------------------------------------------------------------------------------------------------
                    Beverages - 0.0%                            5,086  Pernod Ricard                                      453,807
                    --------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                   56,908  Compagnie de Saint-Gobain                        2,239,554
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                           14,744  Air Liquide                                      2,185,826
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.0%                   123,290  BNP Paribas SA                                   6,264,916
                                                               35,455  Credit Agricole SA                                 673,830
                                                               45,132  Societe Generale 'A'                             2,860,868
                                                                                                                   ---------------
                                                                                                                        9,799,614
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%       6,239  Societe BIC SA                                     242,878
                    --------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.2%           134,336  Alcatel(b)                                       1,210,978
                                                               24,821  Alcatel (ADR)(a)(b)                                222,148
                                                                1,970  Sagem SA (New Shares)                              158,357
                                                                                                                   ---------------
                                                                                                                        1,591,483
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%          10,868  Societe Generale d'Entreprises SA                  733,215
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%               1,434  Imetal SA                                          208,806
                    --------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.0%                     2,491  Adecco SA (Registered Shares)                      101,864
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.3%                           132,493  France Telecom SA(b)                             3,249,887
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.2%                86,841  Alstom(b)                                          299,171
                                                               41,467  Schneider SA                                     1,949,506
                                                                                                                   ---------------
                                                                                                                        2,248,677
                    --------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Service - 0.1%           6,359  Compagnie Francaise d'Etudes et de
                                                                       Construction (Technip SA)                          556,439
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.6%            97,444  Carrefour SA                                     4,775,882
                                                                8,798  Etablissements Economiques du Casino
                                                                       Guichard-Perrachon SA                              687,016
                                                                                                                   ---------------
                                                                                                                        5,462,898
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
France              Food Products - 0.3%                       17,661  Groupe Danone                                  $ 2,443,861
(concluded)         --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%     7,701  Essilor International SA                           310,228
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%       19,217  Accor SA                                           695,137
                                                               14,235  Sodexho Alliance SA                                384,149
                                                                                                                   ---------------
                                                                                                                        1,079,286
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                       1  Thomson Multimedia                                      15
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.3%                         69,094  Cap Gemini SA(b)                                 2,453,318
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                          198,761  Axa                                              3,083,618
                                                               32,060  Axa (ADR)(a)                                       500,457
                                                                5,898  CNP Assurances                                     249,245
                                                                                                                   ---------------
                                                                                                                        3,833,320
                    --------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.1%       106,200  Wanadoo(b)                                         710,996
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.6%                               15,742  Lagardere S.C.A.                                   684,227
                                                               21,886  Publicis SA                                        587,353
                                                               22,265  Societe Television Francaise 1                     685,222
                                                              164,307  Vivendi Universal SA(b)                          2,990,608
                                                               50,000  Vivendi Universal SA (ADR)(a)(b)                   922,000
                                                                                                                   ---------------
                                                                                                                        5,869,410
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                     63,740  Arcelor                                            742,205
                    --------------------------------------------------------------------------------------------------------------
                    Multi-Utilities &
                    Unregulated Power - 0.2%                   84,612  Suez SA                                          1,346,695
                                                               30,405  Suez SA                                            488,818
                                                               25,147  Vivendi Environment                                516,908
                                                                                                                   ---------------
                                                                                                                        2,352,421
                    --------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                    31,393  Pinault-Printemps-Redoute SA                     2,364,889
                    --------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 1.5%                           96,581  TotalFinaElf SA                                 14,595,591
                    --------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.4%                   50,885  L'Oreal SA                                       3,587,833
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.1%                    109,376  Aventis SA                                       6,017,586
                                                                2,500  Aventis SA (ADR)(a)                                136,750
                                                               66,928  Sanofi-Synthelabo SA                             3,919,694
                                                                                                                   ---------------
                                                                                                                       10,074,030
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                          2,546  Gecina                                             295,294
                                                                3,830  Klepierre                                          189,122
                                                                2,366  Unibail (Union du Credit-Bail Immobilier)          175,246
                                                                                                                   ---------------
                                                                                                                          659,662
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors &
                    Semiconductor Equipment - 0.2%             84,266  STMicroelectronics NV                            1,766,962
                    --------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                             2,163  Business Objects SA(b)                              48,237
                                                               12,693  Dassault Systemes SA                               416,874
                                                                                                                   ---------------
                                                                                                                          465,111
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.2%     1,577  Hermes International                               222,203
                                                               35,038  LVMH (Louis Vuitton Moet Hennessy)               1,737,787
                                                                                                                   ---------------
                                                                                                                        1,959,990
                    --------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.0%                              8,884  Altadis                                            224,749
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%       24,449  Autoroutes du Sud de la France                     714,534
                    --------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication
                    Services - 0.1%                            22,040  Bouygues SA                                        608,443
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in France                   90,339,589
----------------------------------------------------------------------------------------------------------------------------------
Germany - 5.2%      Air Freight & Logistics - 0.2%            120,800  Deutsche Post AG (Registered Shares)             1,774,237
                    --------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                            61,061  Deutsche Lufthansa AG (Registered Shares)          715,218
                    --------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                     25,697  Continental AG                                     539,427
                    --------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.3%                         74,861  DaimlerChrysler AG                               2,613,385
                    --------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                    5,380  Buderus AG                                         179,165
                    --------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                     80,881  Deutsche Bank AG (Registered Shares)             5,245,843
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.4%                           86,800  BASF AG                                          3,707,975
                                                               11,624  Bayer AG                                           269,371
                                                                6,026  Linde AG                                           223,099
                                                                                                                   ---------------
                                                                                                                        4,200,445
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
Germany             Commercial Banks - 0.1%                    52,629  Bayerische Hypo-und Vereinsbank AG(b)          $   869,681
(concluded)         --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%      28,606  Securicor PLC                                       35,167
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%               1,861  Heidelberger Zement AG(b)                           41,566
                                                                3,310  Heidelberger Zement AG(b)                               38
                                                                                                                   ---------------
                                                                                                                           41,604
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.6%      12,498  Deutsche Boerse AG                                 662,061
                                                              104,653  Siemens AG                                       5,134,014
                                                                                                                   ---------------
                                                                                                                        5,796,075
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.6%                           359,288  Deutsche Telekom AG (Registered Shares)(b)       5,483,297
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.5%                  93,863  E.On AG                                          4,825,648
                    --------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &
                    Instruments - 0.0%                          6,016  Epcos AG(b)                                         77,513
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%            13,950  Metro AG                                           444,541
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                        8,956  Suedzucker AG                                      153,858
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%     1,778  Fresenius Medical Care AG                           88,000
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%       19,442  Preussag AG                                        289,124
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                            8,400  Allianz AG(b)                                      897,091
                                                               71,500  Allianz AG (Registered Shares)                   5,942,904
                                                                                                                   ---------------
                                                                                                                        6,839,995
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                           74,737  MAN AG                                           1,263,332
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                     48,725  Thyssen Krupp AG                                   561,772
                    --------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                         1  Karstadt AG                                             21
                    --------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                    2,215  Beiersdorf AG                                      296,074
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.3%                     14,594  Altana AG                                          920,740
                                                               19,587  Merck KGaA                                         569,066
                                                               23,349  Schering AG                                      1,141,690
                                                                                                                   ---------------
                                                                                                                        2,631,496
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors &
                    Semiconductor Equipment - 0.0%             14,000  Infineon Technologies AG(b)                        135,367
                    --------------------------------------------------------------------------------------------------------------
                    Software - 0.5%                            37,102  SAP AG (Systeme, Anwendungen, Produkte
                                                                       in der Datenverarbeitung)                        4,375,643
                                                               10,000  SAP AG (Systeme, Anwendungen, Produkte in
                                                                       der Datenverarbeitung)(ADR)(a)                     292,200
                                                                                                                   ---------------
                                                                                                                        4,667,843
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.1%     5,246  Adidas-Salomon  AG                                 448,625
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Germany                  50,216,753
----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.3%       Beverages - 0.1%                           24,061  Hellenic Bottling Co.                              397,326
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                    25,812  Alpha Credit Bank                                  449,953
                                                               19,933  Bank of Piraeus                                    151,532
                                                               17,236  EFG Eurobank Ergasias                              259,684
                                                                6,557  National Bank of Greece SA                         110,839
                                                                                                                   ---------------
                                                                                                                          972,008
                    --------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%            13,024  Intracom SA                                         86,446
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                      1,480  Aluminium of Greece S.A.I.C.                        30,490
                                                               72,241  Viohalco, Hellenic Copper and Aluminum
                                                                       Industry SA                                        360,037
                                                                                                                   ---------------
                                                                                                                          390,527
                    --------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.1%                          128,977  Hellenic Petroleum SA                              870,891
                    --------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                    28,083  Hellenic Duty Free Shops SA                        354,740
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%     2,801  Folli-Follie                                        43,037
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Greece                    3,114,975
----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%      Airlines - 0.0%                            66,046  Ryanair Holdings PLC(b)                            475,541
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%                   126,249  Allied Irish Banks PLC                           1,916,609
                                                               79,272  Bank of Ireland                                    956,746
                                                              119,644  Bank of Ireland                                  1,449,498
                                                                                                                   ---------------
                                                                                                                        4,322,853
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                  46  CRH PLC                                                724
                                                              108,992  CRH PLC                                          1,702,188
                                                                                                                   ---------------
                                                                                                                        1,702,912
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
Ireland             Distributors - 0.0%                        33,969  Grafton Group PLC (Units)                      $   150,182
(concluded)         --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                       25,251  Kerry Group PLC 'A'                                390,299
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                  44,598  Waterford Wedgwood PLC                              12,291
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%            13,839  DCC PLC                                            185,937
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                           46,876  Irish Life & Permanent PLC                         509,770
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                    101,734  Elan Corporation PLC(b)                            525,718
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Ireland                   8,275,503
----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.9%        Aerospace & Defense - 0.2%              2,607,226  Finmeccanica SpA                                 1,670,656
                    --------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.1%                        164,104  Fiat SpA(b)                                      1,193,258
                    --------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                     69,355  Banca Fideuram SpA                                 378,786
                                                               81,020  Mediobanca SpA                                     808,511
                                                               15,175  Mediolanum SpA                                      84,796
                                                                                                                   ---------------
                                                                                                                        1,272,093
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.9%                   600,123  Banca Intesa SpA                                 1,379,680
                                                               35,776  Banca Nazionale del Lavoro (Ordinary)(b)            60,064
                                                                  100  Banca Popolare di Milano (BPM)                         438
                                                            1,563,643  Intesa BCI SpA                                   5,000,770
                                                              107,609  San Paolo-IMI SpA                                1,000,074
                                                              298,557  Unicredito Italiano SpA                          1,422,818
                                                                                                                   ---------------
                                                                                                                        8,863,844
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%              49,440  Italcementi SpA                                    561,158
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%         331  Fineco Group SpA(b)                                    178
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.5%                           317,424  Telecom Italia SpA                               2,873,462
                                                              351,029  Telecom Italia SpA (Registered Shares)           1,922,806
                                                                                                                   ---------------
                                                                                                                        4,796,268
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%                 257,188  Enel SpA                                         1,604,887
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                     1  Pirelli SpA(b)                                           1
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                      172,023  Parmalat Finanziaria SpA                           541,069
                    --------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                      225,093  Snam Rete Gas SpA                                  884,020
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                           34,446  Alleanza Assicurazioni                             327,524
                                                              196,677  Assicurazioni Generali                           4,557,733
                                                                                                                   ---------------
                                                                                                                        4,885,257
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                               29,865  Gruppo Editoriale L'Espresso SpA                   118,388
                                                               60,940  Mediaset SpA                                       515,756
                                                               21,342  Mondadori (Arnoldo) Editore SpA                    154,891
                                                              420,162  Seat Pagine Gialle SpA(b)                          291,908
                                                                                                                   ---------------
                                                                                                                        1,080,943
                    --------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.8%                          470,500  ENI SpA                                          7,116,811
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%    23,087  Bulgari SpA                                        128,079
                    --------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication
                    Services - 0.2%                           468,254  Telecom Italia Mobile (TIM) SpA                  2,307,353
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Italy                    36,905,875
----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 5.1%  Air Freight & Logistics - 0.1%             58,119  TNT Post Group NV                                1,009,123
                    --------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                           30,200  Heineken NV                                      1,071,617
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                           80,924  DSM NV                                           3,412,354
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%                   238,078  ABN AMRO Holding NV                              4,552,056
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.5%      15,675  Euronext NV                                        388,628
                                                              239,870  ING Groep NV                                     4,167,628
                                                                9,149  ING Groep NV (ADR)(a)                              160,381
                                                                                                                   ---------------
                                                                                                                        4,716,637
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.3%                           350,044  KPN NV(b)                                        2,480,173
                    --------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Service - 0.0%           5,980  IHC Caland NV                                      305,313
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%            60,553  Koninklijke Ahold NV                               502,745
                                                                2,923  Koninklijke Ahold NV (ADR) (a)                      24,466
                                                                                                                   ---------------
                                                                                                                          527,211
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
Netherlands         Food Products - 0.6%                       80,878  Koninklijke Numico NV                          $ 1,244,541
(concluded)                                                    83,949  Unilever NV 'A'                                  4,503,939
                                                                                                                   ---------------
                                                                                                                        5,748,480
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.3%                 130,969  Koninklijke (Royal) Philips Electronics NV       2,490,594
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                          219,582  Aegon NV                                         2,198,808
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                              109,350  Elsevier NV                                      1,289,625
                                                               37,676  VNU NV                                           1,160,806
                                                                                                                   ---------------
                                                                                                                        2,450,431
                    --------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 1.7%                          326,724  Royal Dutch Petroleum Company                   15,165,315
                                                               20,655  Royal Dutch Petroleum Company (NY
                                                                       Registered Shares)                                 962,936
                                                                                                                   ---------------
                                                                                                                       16,128,251
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                          7,466  Corio NV                                           240,232
                                                                7,655  Rodamco Europe NV                                  400,588
                                                                3,363  Wereldhave NV                                      211,439
                                                                                                                   ---------------
                                                                                                                          852,259
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors &
                    Semiconductor Equipment - 0.1%             56,674  ASM Lithography Holding NV(b)                      538,225
                                                               23,145  ASM Lithography Holding NV (NY Registered
                                                                       Shares)(b)                                         221,266
                                                                                                                   ---------------
                                                                                                                          759,491
                    --------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                     4,969  Vendex KBB NV                                       57,518
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Netherlands          48,760,316
----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.5%       Airlines - 0.0%                             2,550  SAS AB(b)                                           13,777
                    --------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                           56,929  Orkla ASA 'A'                                      985,831
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                    67,138  DNB Holding ASA                                    331,114
                                                                9,658  Gjensidige NOR ASA                                 337,837
                                                                                                                   ---------------
                                                                                                                          668,951
                    --------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%            17,713  Nera ASA(b)                                         24,784
                    --------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Service - 0.1%           2,793  Aker Kvaerner ASA(b)                                36,855
                                                               50,935  Smedvig ASA 'B'                                    282,251
                                                                                                                   ---------------
                                                                                                                          319,106
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                          9,836  EDB Business Partner ASA(b)                         33,384
                                                               13,507  Ementor ASA(b)                                       6,212
                                                                                                                   ---------------
                                                                                                                           39,596
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                           37,745  Storebrand ASA(b)                                  151,641
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                           65,380  Tomra Systems ASA                                  280,780
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                8,446  Schibsted ASA                                      117,007
                    --------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.2%                           68,740  Frontline Limited                                  980,857
                                                               19,843  Norsk Hydro ASA                                    975,876
                                                               32,066  Statoil ASA                                        273,199
                                                                                                                   ---------------
                                                                                                                        2,229,932
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Norway                    4,831,405
----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%     Commercial Banks - 0.1%                   203,636  BPI-SGPS, SA (Registered Shares)                   575,259
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.1%                           175,643  Portugal Telecom SA (Registered Shares)          1,258,605
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                 131,498  Eletricidade de Portugal, SA (EDP)                 280,871
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%            95,662  Sonae, S.G.P.S., SA(b)                              53,828
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                               39,688  PT Multimedia-Servicos de
                                                                       Telecomunicacoes e Multimedia, SGPS, SA(b)         695,029
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Portugal                  2,863,592
----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.4%        Airlines - 0.0%                                 1  Iberia Lineas Aereas de Espana SA                        2
                    --------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                          677  Puleva Biotech, SA(b)                                2,457
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.2%                    50,000  Banco Bilbao Vizcaya Argentaria, SA (ADR)(a)       524,500
                                                              394,649  Banco Bilbao Vizcaya, SA                         4,146,734
                                                               15,804  Banco Popular Espanol SA                           798,535
                                                              670,910  Banco Santander Central Hispano SA               5,878,451
                                                                                                                   ---------------
                                                                                                                       11,348,220
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
Spain               Construction & Engineering - 0.1%           6,945  ACS, Actividades de Construccion y
(concluded)                                                            Servicios, SA                                  $   296,282
                                                                8,535  Fomento de Construcciones y Contratas SA           238,462
                                                               20,025  Grupo Dragados SA                                  403,115
                                                                                                                   ---------------
                                                                                                                          937,859
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.9%                           584,178  Telefonica SA                                    6,782,198
                                                               59,921  Telefonica SA (ADR)(a)                           2,071,469
                                                                                                                   ---------------
                                                                                                                        8,853,667
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                 162,145  Endesa SA                                        2,714,783
                                                              105,706  Iberdrola SA                                     1,830,523
                                                               43,626  Union Electrica Fenosa, SA                         738,944
                                                                                                                   ---------------
                                                                                                                        5,284,250
                    --------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                       41,532  Gas Natural SDG, SA 'E'                            834,632
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                         70,751  Amadeus Global Travel Distribution SA 'A'          405,422
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                           28,302  Corporacion Mapfre SA                              302,255
                    --------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.0%        56,073  Terra Networks, SA(b)                              339,343
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                      7,026  Acerinox SA                                        268,513
                    --------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.2%                          143,964  Repsol-YPF, SA                                   2,334,332
                    --------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%              8,212  Reno de Medici SpA(b)                                5,847
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                         19,110  Vallehermoso SA                                    211,988
                    --------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                    25,505  Industria de Disenso Textil, SA                    641,422
                    --------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                             27,043  Altadis                                            693,144
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%       27,171  Autopistas, Concesionaria Espanola SA              379,726
                    --------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.0%                      9,996  Sociedad General de Aguas de Barcelona, SA         136,599
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Spain                    32,979,678
----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.1%       Airlines - 0.0%                             3,778  SAS AB(b)                                           20,729
                                                                4,716  SAS AB(b)                                           25,922
                                                                                                                   ---------------
                                                                                                                           46,651
                    --------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.0%                     13,358  Trelleborg AB (Class B)                            142,675
                    --------------------------------------------------------------------------------------------------------------
                    Building Products - 0.1%                   88,731  Assa Abloy AB 'B'                                  859,050
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                   303,534  Nordbanken Holding AB                            1,463,646
                                                               66,784  Nordea AB                                          325,141
                                                               44,355  Skandinaviska Enskilda Banken (SEB) 'A'            451,587
                                                               72,888  Svenska Handelsbanken AB                         1,192,803
                                                               32,696  Svenska Handelsbanken AB 'B'                       514,644
                                                                                                                   ---------------
                                                                                                                        3,947,821
                    --------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.2%         1,971,920  Telefonaktiebolaget LM Ericsson AB 'B'(b)        2,118,503
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%      57,796  OM Gruppen AB                                      411,542
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.1%                            16,423  Tele2 AB 'B'(b)                                    610,353
                                                              161,974  Telia AB                                           671,776
                                                                                                                   ---------------
                                                                                                                        1,282,129
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%     3,719  Nobel Biocare Holding AG                           246,231
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.1%   125,704  Gambro AB 'A'                                      832,274
                                                               16,310  Gambro AB 'B'                                      107,987
                                                                                                                   ---------------
                                                                                                                          940,261
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                  50,968  Electrolux AB 'B'                                1,005,996
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                         31,755  WM-Data AB 'B'(b)                                   48,396
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%            55,271  ABB Ltd.(b)                                        182,972
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                          151,601  Skandia Forsakrings AB                             403,388
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.3%                           16,389  Atlas Copco AB 'A'                                 414,590
                                                               12,188  Atlas Copco AB 'B'                                 286,241
                                                                1,000  SKF AB 'A'                                          28,857
                                                                4,655  SKF AB 'B'                                         134,330
                                                               44,823  Sandvik AB                                       1,173,076
                                                               22,442  Volvo AB 'A'                                       470,991
                                                               36,948  Volvo AB 'B'                                       812,353
                                                                                                                   ---------------
                                                                                                                        3,320,438
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
Sweden              Media - 0.1%                               29,616  Eniro AB                                       $   253,430
(concluded)                                                     9,795  Modern Times Group MTG AB 'B'(b)                   150,505
                                                                                                                   ---------------
                                                                                                                          403,935
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                      2,448  Granges AB                                          49,236
                                                                4,374  Hoganas AB 'B'                                      89,065
                                                               10,182  SSAB Svenskt Stal AB 'A'                           136,100
                                                                4,365  SSAB Svenskt Stal AB 'B'                            55,619
                                                                                                                   ---------------
                                                                                                                          330,020
                    --------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.2%              6,917  Billerud                                            80,792
                                                               38,814  Svenska Cellulosa AB (SCA) 'B'                   1,326,133
                                                                                                                   ---------------
                                                                                                                        1,406,925
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                         16,635  Drott AB 'B'                                       209,887
                    --------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                    85,145  Hennes & Mauritz AB 'B'                          1,957,124
                    --------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                             63,008  Swedish Match AB                                   476,203
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Sweden                   19,740,147
----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.5%  Biotechnology - 0.1%                          863  Serono SA 'B'                                      507,141
                    --------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                      604  Geberit AG (Registered Shares)                     185,942
                    --------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.7%                    199,905  Credit Suisse Group                              5,261,240
                                                              128,621  UBS AG (Registered Shares)                       7,154,843
                                                               74,272  UBS AG (Registered Shares)                       4,114,669
                                                                                                                   ---------------
                                                                                                                       16,530,752
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                           13,790  Ciba Specialty Chemicals AG (Registered
                                                                       Shares)                                            834,801
                                                               50,368  Clariant AG (Registered Shares)(b)                 461,085
                                                                  360  Givaudan (Registered Shares)                       151,489
                                                                9,886  Lonza Group AG (Registered Shares)                 452,499
                                                               13,541  Syngenta AG                                        678,775
                                                                                                                   ---------------
                                                                                                                        2,578,649
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.2%      15,733  Adecco SA (Registered Shares)                      648,113
                                                                3,753  SGS Societe Generale de Surveillance
                                                                       Holding SA 'R'                                   1,465,680
                                                                                                                   ---------------
                                                                                                                        2,113,793
                    --------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%              7,474  Logitech International SA (Registered
                                                                       Shares)(b)                                         280,299
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%              13,335  Holcim Ltd. (Registered Shares)                    492,722
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.1%                             3,102  Swisscom AG (Registered Shares)                    881,673
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                56,657  ABB Ltd.(b)                                        186,131
                    --------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &
                    Instruments - 0.0%                          5,580  Kudelski SA (Bearer)(b)                            101,132
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 1.3%                       60,707  Nestle SA (Registered Shares)                   12,526,379
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%     1,718  Centerpulse AG (Registered Shares)(b)              462,302
                                                                  630  Synthes-Stratec Inc.                               452,542
                                                                                                                   ---------------
                                                                                                                          914,844
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%          522  Kuoni Reisen Holding AG                            134,108
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                           52,647  Swiss Re (Registered Shares)                     2,916,952
                                                               28,243  Zurich Financial Services AG                     3,367,350
                                                                                                                   ---------------
                                                                                                                        6,284,302
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                            1,210  Schindler Holding AG(b)                            194,736
                                                                  100  Sulzer AG (Registered Shares)                       13,971
                                                                                                                   ---------------
                                                                                                                          208,707
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.7%                    387,818  Novartis AG (Registered Shares)                 15,346,089
                                                              112,794  Roche Holding AG                                 8,847,486
                                                                8,566  Roche Holding AG (Bearer)                        1,052,925
                                                                                                                   ---------------
                                                                                                                       25,246,500
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor
                    Equipment - 0.0%                            1,687  Unaxis Holding AG 'R'                              137,309
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.2%    91,359  Compagnie Financiere Richemont AG 'A'            1,477,068
                                                                5,940  Swatch Group AG 'B'                                538,286
                                                                9,765  Swatch Group AG (Registered Shares)                177,703
                                                                                                                   ---------------
                                                                                                                        2,193,057
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Switzerland              71,503,440
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom -    Aerospace & Defense - 0.5%                667,631  BAE Systems PLC                                $ 1,569,909
26.3%                                                          16,520  Cobham PLC                                         315,540
                                                            1,260,047  Rolls-Royce Group PLC                            2,666,657
                                                                                                                   ---------------
                                                                                                                        4,552,106
                    --------------------------------------------------------------------------------------------------------------
                    Airlines - 0.3%                           969,023  British Airways PLC(b)                           2,422,534
                    --------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                    213,812  GKN PLC                                            785,028
                    --------------------------------------------------------------------------------------------------------------
                    Beverages - 0.7%                          546,042  Diageo PLC                                       5,829,797
                                                               69,175  Scottish & Newcastle PLC                           418,356
                                                                                                                   ---------------
                                                                                                                        6,248,153
                    --------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                   75,760  Caradon PLC                                        153,144
                    --------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.4%                    138,693  3i Group PLC                                     1,293,082
                                                                2,286  Close Brothers Group PLC                            24,425
                                                              111,341  Man Group PLC                                    2,197,401
                                                               20,973  Schroders PLC                                      217,948
                                                                                                                   ---------------
                                                                                                                        3,732,856
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                           85,865  BOC Group PLC                                    1,101,640
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 5.8%                 1,087,698  Barclays PLC                                     8,076,885
                                                              655,480  HBOS PLC                                         8,485,461
                                                            1,614,708  HSBC Holdings PLC                               19,077,879
                                                               21,536  HSBC Holdings PLC (ADR)(a)                       1,272,993
                                                              851,824  Lloyds TSB Group PLC                             6,047,750
                                                              448,451  Royal Bank of Scotland Group PLC                12,580,184
                                                                                                                   ---------------
                                                                                                                       55,541,152
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.3%     152,332  Aggreko PLC                                        309,186
                                                               44,221  Brambles Industries PLC                            119,673
                                                               58,710  Bunzl PLC                                          411,499
                                                              171,876  Capita Group PLC                                   640,983
                                                               34,038  The Davis Service Group PLC                        212,876
                                                               33,029  De La Rue PLC                                      128,899
                                                               85,644  Hays PLC                                           135,672
                                                              282,280  Rentokil Initial PLC                               881,534
                                                               71,680  Serco Group PLC                                    189,252
                                                                                                                   ---------------
                                                                                                                        3,029,574
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%          24,910  BICC PLC                                            79,333
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%              38,329  BPB PLC                                            194,173
                                                              124,923  Hanson PLC                                         696,243
                                                                                                                   ---------------
                                                                                                                          890,416
                    --------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.0%                    56,126  Cattles PLC                                        300,540
                                                                4,010  Provident Financial PLC                             42,184
                                                                                                                   ---------------
                                                                                                                          342,724
                    --------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.1%             129,307  Rexam PLC                                          812,962
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication
                    Services - 0.5%                         1,270,054  BT Group PLC                                     4,270,148
                                                              393,203  Cable & Wireless PLC                               733,193
                                                                                                                   ---------------
                                                                                                                        5,003,341
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                 112,199  Scottish and Southern Energy PLC                 1,155,305
                                                              197,474  ScottishPower PLC                                1,186,136
                                                               11,600  ScottishPower PLC (ADR)(a)                         281,996
                                                                                                                   ---------------
                                                                                                                        2,623,437
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%               146,144  Kidde PLC                                          204,986
                    --------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &
                    Instruments - 0.1%                        131,172  Electrocomponents PLC                              702,391
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.8%           166,746  Boots Group PLC                                  1,784,385
                                                              203,880  J Sainsbury PLC                                    854,538
                                                              124,585  Safeway PLC                                        529,378
                                                            1,299,875  Tesco PLC                                        4,702,884
                                                                                                                   ---------------
                                                                                                                        7,871,185
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.6%                      285,198  Cadbury Schweppes PLC                            1,684,816
                                                               70,136  Tate & Lyle PLC                                    396,392
                                                              476,849  Unilever PLC                                     3,796,656
                                                                                                                   ---------------
                                                                                                                        5,877,864
                    --------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.3%                      824,582  Centrica PLC                                     2,391,400
                                                              130,158  Nycomed Amersham PLC                               976,712
                                                                                                                   ---------------
                                                                                                                        3,368,112
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%    32,907  Seton Scholl Healthcare Group PLC                  159,646
                                                              145,881  Smith & Nephew PLC                                 838,326
                                                                                                                   ---------------
                                                                                                                          997,972
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom      Hotels, Restaurants & Leisure - 0.7%       27,474  Carnival PLC                                   $   834,631
(continued)                                                   412,456  Compass Group PLC                                2,223,905
                                                               29,088  Enterprise Inns PLC                                388,076
                                                              156,785  Hilton Group PLC                                   476,042
                                                              125,600  InterContinental Hotels Group PLC(b)               891,212
                                                              125,600  Mitchells & Butlers PLC(b)                         484,467
                                                              104,135  Rank Group PLC                                     427,877
                                                               48,866  Whitbread PLC                                      546,713
                                                                                                                   ---------------
                                                                                                                        6,272,923
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                  40,721  Barratt Developments PLC                           290,286
                                                               14,731  The Berkeley Group PLC                             181,462
                                                               66,202  George Wimpey PLC                                  322,267
                                                              103,121  MFI Furniture Group PLC                            285,026
                                                                                                                   ---------------
                                                                                                                        1,079,041
                    --------------------------------------------------------------------------------------------------------------
                    Household Products - 0.2%                  81,568  Reckitt Benckiser PLC                            1,496,745
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                         38,289  Logica PLC                                          90,509
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%           100,741  FKI PLC                                            132,575
                                                               63,178  Smiths Industries PLC                              732,899
                                                               53,389  Tomkins PLC                                        199,987
                                                                                                                   ---------------
                                                                                                                        1,065,461
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                          321,858  AVIVA PLC                                        2,234,660
                                                              130,386  Friends Provident PLC                              244,202
                                                              253,099  Prudential Corporation PLC                       1,532,779
                                                              202,859  Royal & Sun Alliance Insurance Group PLC           464,462
                                                                                                                   ---------------
                                                                                                                        4,476,103
                    --------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.2%          157,616  The Great Universal Stores PLC                   1,766,010
                    --------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.0%         1,734  IONA Technologies PLC (ADR)(a)(b)                    3,832
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                           61,674  IMI PLC                                            305,314
                    --------------------------------------------------------------------------------------------------------------
                    Media - 1.0%                                2,978  Aegis Group PLC                                      3,895
                                                              204,391  British Sky Broadcasting Group PLC
                                                                       ("BSkyB")(b)                                     2,264,805
                                                              991,958  Carlton Communications PLC                       2,479,870
                                                               38,902  Daily Mail and General Trust 'A'                   365,906
                                                               24,131  EMAP PLC                                           340,658
                                                              130,200  Pearson PLC                                      1,216,047
                                                              248,403  Reed Elsevier PLC                                2,066,930
                                                                  931  United Business Media PLC                            4,655
                                                              161,766  WPP Group PLC                                    1,267,955
                                                                                                                   ---------------
                                                                                                                       10,010,721
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.6%                    355,396  Billiton PLC                                     1,870,795
                                                               37,510  Johnson Matthey PLC                                546,551
                                                              187,235  Rio Tinto PLC (Registered Shares)                3,522,208
                                                                                                                   ---------------
                                                                                                                        5,939,554
                    --------------------------------------------------------------------------------------------------------------
                    Multi-Utilities &
                    Unregulated Power - 0.4%                  428,338  National Grid Group PLC                          2,905,036
                                                               60,068  United Utilities PLC                               583,824
                                                                                                                   ---------------
                                                                                                                        3,488,860
                    --------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.3%                   424,934  Marks & Spence Group PLC                         2,214,053
                                                               49,382  Next PLC                                           836,471
                                                                                                                   ---------------
                                                                                                                        3,050,524
                    --------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 4.0%                          575,218  BG Group PLC                                     2,548,589
                                                            3,368,099  BP Amoco PLC                                    23,356,924
                                                               35,320  BP Amoco PLC (ADR)(a)                            1,484,146
                                                            1,650,650  Shell Transport & Trading Company               10,895,272
                                                                                                                   ---------------
                                                                                                                       38,284,931
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 3.2%                    280,881  AstraZeneca Group PLC                           11,262,938
                                                              967,488  GlaxoSmithKline PLC                             19,525,183
                                                                                                                   ---------------
                                                                                                                       30,788,121
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.3%                         54,574  The British Land Company PLC                       432,941
                                                               74,383  Canary Wharf Group PLC                             314,222
                                                                2,911  Hammerson PLC                                       23,802
                                                               69,121  Land Securities Group PLC                          891,378
                                                               40,960  Liberty International PLC                          418,721
                                                               62,356  Slough Estates PLC                                 351,649
                                                                                                                   ---------------
                                                                                                                        2,432,713
                    --------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                        130,362  FirstGroup PLC                                     580,815
                                                              193,922  Stagecoach Holdings PLC                            198,400
                                                                                                                   ---------------
                                                                                                                          779,215
                    --------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                            50,814  Misys PLC                                          215,496
                                                              194,865  The Sage Group PLC                                 520,921
                                                                                                                   ---------------
                                                                                                                          736,417
                    --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                               Shares
                    Industries+                                  Held                   Common Stocks                     Value
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom      Specialty Retail - 0.2%                   195,225  Dixons Group PLC                               $   425,238
(concluded)                                                   319,012  Kingfisher PLC                                   1,459,492
                                                              108,110  Signet Group PLC                                   161,004
                                                                                                                   ---------------
                                                                                                                        2,045,734
                    --------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.5%                            257,742  British American Tobacco PLC                     2,924,024
                                                              102,231  Imperial Tobacco Group PLC                       1,826,982
                                                                                                                   ---------------
                                                                                                                        4,751,006
                    --------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.1%    89,384  Wolseley PLC                                       988,598
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.2%      184,644  BAA PLC                                          1,494,505
                                                               77,472  BBA Group PLC                                      265,908
                                                              118,589  The Peninsular and Oriental Steam
                                                                       Navigation Company                                 459,870
                                                                                                                   ---------------
                                                                                                                        2,220,283
                    --------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.1%                     32,621  AWG PLC                                            301,442
                                                           53,718,652  AWG PLC (Redeemable Shares)(b)                      86,428
                                                               17,285  Kelda Group PLC                                    121,935
                                                               30,183  Severn Trent PLC                                   340,676
                                                                                                                   ---------------
                                                                                                                          850,481
                    --------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication
                    Services - 2.3%                        11,196,851  Vodafone Group PLC                              21,894,616
                                                               12,315  Vodafone Group PLC (ADR)(a)                        241,990
                                                                                                                   ---------------
                                                                                                                       22,136,606
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the United Kingdom      251,400,612
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Western Europe          658,268,053
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks (Cost - $866,400,370) -
                                                                       95.1%                                          909,584,443
----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.4%
Australia - 0.4%    Commercial Banks - 0.2%                    50,000  National Australia Bank Limited (7.875%
                                                                       Convertible)                                     1,942,000
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                              354,260  The News Corporation Limited                     2,183,401
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Preferred Stocks in Australia              4,125,401
----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.0%  Paper & Forest Products - 0.0%             44,112  Fletcher Challenge Forests Ltd.(b)                  29,957
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Preferred Stocks in New Zealand               29,957
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Preferred Stocks in the Pacific Basin      4,155,358
----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.4%
Germany - 0.4%      Automobiles - 0.3%                            349  Porsche AG                                         147,886
                                                               75,432  Volkswagen AG                                    2,261,708
                                                                                                                   ---------------
                                                                                                                        2,409,594
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%     4,458  Fresenius Medical Care AG                          161,259
                    --------------------------------------------------------------------------------------------------------------
                    Household Products - 0.0%                   4,440  Henkel KGaA                                        274,869
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                               12,457  ProSieben Sat.1 Media AG                            82,969
                    --------------------------------------------------------------------------------------------------------------
                    Multi-Utilities &
                    Unregulated Power - 0.1%                   22,607  RWE AG                                             608,520
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Preferred Stocks in Western Europe         3,537,211
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Preferred Stocks
                                                                       (Cost - $6,651,384) - 0.8%                       7,692,569
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Warrants(d)
----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.0%
France - 0.0%       Food & Staples Retailing - 0.0%               383  Casino Guichard Perrachon                              352
                                                                  383  Casino Guichard Perrachon                               62
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Warrants (Cost - $4,549) - 0.0%                  414
----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                            Face
                    Industries+                            Amount                  Fixed Income Securities              Value
----------------------------------------------------------------------------------------------------------------------------------
Latin America - 0.2%
Cayman Islands -    Diversified Financial
0.2%                Services - 0.2%                   USD 231,000,000  SMFG Finance (Cayman) Ltd., 2.25%
                                                                       due 7/11/2005 (Convertible)                  $   1,774,703
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Fixed Income Securities in
                                                                       Latin America                                    1,774,703
----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.4%
Australia - 0.0%    Insurance - 0.0%                       AUD 90,100  AMP Group Finance Service,  6.065% (c)(e)           48,038
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Fixed Income Securities in Australia          48,038
----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.4%        Chemicals - 0.2%                   JPY 65,000,000  Fujisawa Pharmacy,  1.70% due 9/30/2004
                                                                       (Convertible)                                      700,344
                                                           34,000,000  Shin-Etsu Chemical Co., Ltd., #6,  0.40%
                                                                       due 9/30/2005 (Convertible)                        606,212
                                                                                                                   ---------------
                                                                                                                        1,306,556
                    --------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.1%        116,000,000  NEC Corporation, 1% due 9/30/2011
                                                                       (Convertible)                                      985,384
                    --------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%               5,000,000  Canon, Inc., 1.30% due 12/19/2008
                                                                       (Convertible)                                      152,985
                    --------------------------------------------------------------------------------------------------------------
                    Trading Companies &
                    Distributors - 0.1%                   134,000,000  Mitsui & Co., Ltd., 1.05% due 9/30/2009
                                                                       (Convertible)                                    1,216,406
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Fixed Income Securities in Japan           3,661,331
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Fixed Income Securities in the
                                                                       Pacific Basin/Asia                               3,709,369
----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.6%
Netherlands - 0.3%  Consumer Finance - 0.3%          (euro) 2,500,000  Siemens Finance BV, 1.375% due 6/04/2010
                                                                       (Convertible)                                    2,892,405
                    --------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &
                    Instruments - 0.0%                       250,000  Infineon Tech, 5% due 6/05/2010
                                                                      (Convertible)                                       325,126
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Fixed Income Securities in the
                                                                       Netherlands                                      3,217,531
----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.3%  Food Products - 0.3%                USD 3,000,000  Nestle Holding Inc., 2% due 6/11/2008
                                                                       (Convertible)(f)                                 2,795,400
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                        CHF 7,500  Georg Fischer AG, 1.50% due 1/31/2005
                                                                       (Convertible)                                        5,482
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Fixed Income Securities in Switzerland     2,800,882
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Fixed Income Securities in
                                                                       Western Europe                                   6,018,413
----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Fixed Income Securities
                                                                       (Cost - $11,768,730) - 1.2%                     11,502,485
----------------------------------------------------------------------------------------------------------------------------------
                                                         Beneficial                 Short-Term Securities
                                                          Interest
----------------------------------------------------------------------------------------------------------------------------------
                                                         $ 25,630,931  Merrill Lynch Liquidity Series, LLC Cash
                                                                       Sweep Series I*                                 25,630,931
                    --------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities
                                                                       (Cost - $25,630,931) - 2.7%                     25,630,931
----------------------------------------------------------------------------------------------------------------------------------
                    Total Investments (Cost - $910,455,964) - 99.8%                                                   954,410,842
                    Variation Margin on Financial Futures Contracts** - 0.3%                                            2,858,229
                    Unrealized Depreciation on Forward Foreign Exchange Contracts*** - 0.0%                               (61,517)
                    Liabilities in Excess of Other Assets - (0.1%)                                                       (432,789)
                                                                                                                   ---------------
                    Net Assets - 100.0%                                                                             $ 956,774,765
                                                                                                                   ===============
----------------------------------------------------------------------------------------------------------------------------------

(a)   American Depositary Receipts (ADR).

(b)   Non-income producing security.

(c)   Floating rate note.

(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e)   The security is a perpetual bond and has no definite maturity date.

(f) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Series.

* Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                           Net         Interest
      Affiliate                                         Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                             $ 23,683,250     $ 27,976
      --------------------------------------------------------------------------

Master Enhanced International Series                               June 30, 2003
SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

**    Financial futures contracts purchased as of June 30, 2003 were as follows:

      --------------------------------------------------------------------------------------------
       Number                                                   Expiration
      Contracts      Issue                     Exchange            Date                  Value
      --------------------------------------------------------------------------------------------
         99          CAC 40                     MATIF          September 2003         $ 3,519,737
         82          DAX                         DTB           September 2003           7,600,265
         112         FTSE                       LIFFE          September 2003           7,418,541
         22          Hang Seng Index            SIMEX            July 2003              1,351,911
         48          IBEX 35                     MEFF            July 2003              3,738,842
         12          MIB 30                      MSE           September 2003           1,732,997
         73          SPI 200                     SFE           September 2003           3,693,839
         116         Tokyo-TOPIX                Tokyo          September 2003           8,728,378
      --------------------------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price - $37,822,768)                                            $37,784,510
                                                                                      -----------
      --------------------------------------------------------------------------------------------

      Financial futures contracts sold as of June 30, 2003 were as follows:

      --------------------------------------------------------------------------------------------
       Number                                               Expiration
      Contracts       Issue               Exchange            Date                       Value
      --------------------------------------------------------------------------------------------
         27           CAC 40               MATIF            July 2003                  $ 957,138
      --------------------------------------------------------------------------------------------
      Total Financial Futures Contracts Sold
      (Total Contract Price - $956,240)                                                $ 957,138
                                                                                       ---------
      --------------------------------------------------------------------------------------------

***   Forward foreign exchange contracts as of June 30, 2003 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency                     Settlement   Unrealized Appreciation
      Purchased                               Date           (Depreciation)
      -------------------------------------------------------------------------
            AUD 2,300,000                   July 2003                 $ 33,407
            EUR 11,000,000                  July 2003                 (128,974)
            GBP 1,700,000                   July 2003                  (15,652)
            HKD 4,000,000                   July 2003                       33
            JPY 460,000,000                 July 2003                  (86,849)
      -------------------------------------------------------------------------
      Total (US$ Commitment - $21,515,832)                            (198,035)
      -------------------------------------------------------------------------
      Foreign Currency
      Sold
      -------------------------------------------------------------------------
            CHF 3,300,000                   July 2003                  112,043
            DKK 600,000                     July 2003                    1,666
            HKD 6,400,000                   July 2003                     (207)
            NOK 1,700,000                   July 2003                   16,813
            NZD 300,000                     July 2003                   (1,126)
            SEK 1,500,000                   July 2003                    3,682
            SGD 300,000                     July 2003                    3,647
      -------------------------------------------------------------------------
      Total (US$ Commitment - $4,255,285)                              136,518
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts-Net                                 $ (61,517)
                                                                     ---------
      -------------------------------------------------------------------------

+ For Series compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      See Notes to Financial Statements.

                                                                   June 30, 2003

STATEMENT OF ASSETS AND LIABILITIES

MASTER ENHANCED
INTERNATIONAL
SERIES                 As of June 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Assets:                Investments, at value (including securities loaned of $151,614,453)
                       (identified cost-$910,455,964) ........................................                     $  954,410,842
                       Cash held as collateral for securities loaned, at value ...............                        160,536,529
                       Cash on deposit for financial futures contracts .......................                          4,755,234
                       Foreign cash (cost-$12,042,187) .......................................                         12,047,894
                       Receivables:
                             Securities sold .................................................   $ 5,180,364
                             Dividends .......................................................     2,918,562
                             Variation margin ................................................     2,858,229
                             Forward foreign exchange contracts ..............................       114,468
                             Contributions ...................................................        64,971
                             Interest ........................................................        17,630           11,154,224
                                                                                                 -----------
                       Prepaid expenses and other assets .....................................                             12,382
                                                                                                                   --------------
                       Total assets ..........................................................                      1,142,917,105
                                                                                                                   --------------
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:           Collateral on securities loaned, at value .............................                        160,536,529
                       Unrealized depreciation on forward foreign exchange contracts .........                             61,517
                       Payables:
                             Withdrawals .....................................................    25,116,568
                             Forward foreign exchange contracts ..............................       350,382
                             Securities purchased ............................................        44,897
                             Investment adviser ..............................................         8,532
                             Other affiliates ................................................         5,155           25,525,534
                                                                                                 -----------
                       Accrued expenses and other liabilities ................................                             18,760
                                                                                                                   --------------
                       Total liabilities .....................................................                        186,142,340
                                                                                                                   --------------
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:            Net assets ............................................................                     $  956,774,765
                                                                                                                   ==============
----------------------------------------------------------------------------------------------------------------------------------
Net Assets             Investors' capital ....................................................                     $  912,824,073
Consist of:            Unrealized appreciation on investments and foreign currency
                         transactions-net ....................................................                         43,950,692
                                                                                                                   --------------
                       Net assets ............................................................                     $  956,774,765
                                                                                                                   ==============
----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                                   June 30, 2003

STATEMENT OF OPERATIONS

MASTER ENHANCED
INTERNATIONAL
SERIES                   For the Six Months Ended June 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
Investment               Dividends (net of $2,085,827 foreign withholding tax) ................                       $ 16,624,620
Income:                  Interest income on swaps .............................................                          5,198,070
                         Securities lending-net ...............................................                            345,756
                         Interest (net of $2,074 foreign withhholding tax) ....................                             87,053
                                                                                                                      ------------
                         Total income .........................................................                         22,255,499
                                                                                                                      ------------
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:                Custodian fees .......................................................   $    200,228
                         Accounting services ..................................................         67,635
                         Investment advisory fees .............................................         45,358
                         Professional fees ....................................................         39,997
                         Equity swap expense ..................................................         16,228
                         Trustees' fees and expenses ..........................................          4,373
                         Printing and shareholder reports .....................................          2,750
                         Other ................................................................          9,795
                                                                                                  ------------
                         Total expenses .......................................................                            386,364
                                                                                                                      ------------
                         Investment income-net ................................................                         21,869,135
                                                                                                                      ------------
-----------------------------------------------------------------------------------------------------------------------------------
Realized &               Realized gain (loss) from:
Unrealized                  Investments-net ...................................................    (42,289,075)
Gain (Loss) on              Foreign currency transactions-net .................................      1,457,669         (40,831,406)
Investments &                                                                                     ------------
Foreign Currency         Change in unrealized appreciation/depreciation on:
Transactions-Net:           Investments-net ...................................................    105,863,001
                            Foreign currency transactions-net .................................       (361,896)        105,501,105
                                                                                                  ------------        ------------
                         Total realized and unrealized gain on investments and
                         foreign currency transactions - net ..................................                         64,669,699
                                                                                                                      ------------
                         Net Increase in Net Assets Resulting from Operations .................                       $ 86,538,834
                                                                                                                      ============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                                   June 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    For the Six          For the
MASTER ENHANCED                                                                                     Months Ended        Year Ended
INTERNATIONAL                                                                                         June 30,         December 31,
SERIES                 Increase (Decrease) in Net Assets:                                               2003               2002
-----------------------------------------------------------------------------------------------------------------------------------
Operations:            Investment income-net ....................................................   $ 21,869,135      $ 14,710,850
                       Realized loss on investments and foreign currency
                          transactions-net ......................................................    (40,831,406)     (112,317,884)
                       Change in unrealized appreciation/depreciation on investments
                          and foreign currency transactions-net .................................    105,501,105       (30,047,984)
                                                                                                   -------------     -------------
                       Net increase (decrease) in net assets resulting from operations ..........     86,538,834      (127,655,018)
                                                                                                   -------------     -------------
-----------------------------------------------------------------------------------------------------------------------------------
Capital                Proceeds from contributions ..............................................      5,680,590       701,452,619
Transactions:          Fair value of withdrawals ................................................    (52,139,980)      (77,600,818)
                                                                                                   -------------     -------------
                       Net increase (decrease) in net assets derived from capital transactions ..    (46,459,390)      623,851,801
                                                                                                   -------------     -------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:            Total increase in net assets .............................................     40,079,444       496,196,783
                       Beginning of period ......................................................    916,695,321       420,498,538
                                                                                                   -------------     -------------
                       End of period ............................................................  $ 956,774,765     $ 916,695,321
                                                                                                   =============     =============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                                   June 30, 2003

FINANCIAL HIGHLIGHTS

MASTER ENHANCED
INTERNATIONAL
SERIES

                                                                                            For the
                                                               For the Six                 Year Ended                For the Period
                 The following ratios have                     Months Ended               December 31,              Aug. 2, 1999+ to
                 been derived from information provided          June 30,     ------------------------------------    December 31,
                 in the financial statements.                      2003          2002         2001         2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Total Investment                                                     9.46% #     (15.27%)     (21.10%)          --            --
Return:++                                                       =========     =========    =========     =========     =========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to        Expenses, net of reimbursement and
Average Net      excluding equity swap payment ..............         .08% *        .06%         .06%          .07%          .08% *
Assets:                                                         =========     =========    =========     =========     =========
                 Expenses, net of reimbursement .............         .09% *        .10%         .06%          .09%          .23% *
                                                                =========     =========    =========     =========     =========
                 Expenses ...................................         .09% *        .14%         .08%          .11%          .27% *
                                                                =========     =========    =========     =========     =========
                 Investment income-net ......................        4.82% *       2.25%        1.80%         1.78%         2.89% *
                                                                =========     =========    =========     =========     =========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental     Net assets, end of period (in thousands) ...   $ 956,775     $ 916,695    $ 420,499     $ 585,870     $ 528,321
Data:                                                           =========     =========    =========     =========     =========
                 Portfolio turnover .........................       47.03%       101.13%       83.89%        71.77%        31.72%
                                                                =========     =========    =========     =========     =========
------------------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.
++ Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
*     Annualized.
#     Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced International Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trust's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Equity swaps - The Series is authorized to enter into equity swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate of the change in market value of a different equity security, basket of equity securities or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical. When the swap agreement is closed, the Fund records a realized gain or loss equal to the difference between the value of the swap agreement at the time it was entered into and the value at the time it was closed.

o Options - The Series is authorized to purchase and write covered call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes - The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are recorded on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

For the six months ended June 30, 2003, the Series reimbursed FAM $8,214 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were $421,119,152 and $414,154,971, respectively.

Net realized gains (losses) for the six months ended June 30, 2003 and net unrealized gains (losses) as of June 30, 2003 were as follows:

--------------------------------------------------------------------------------
                                                   Realized         Unrealized
                                                Gains (Losses)    Gains (Losses)
--------------------------------------------------------------------------------
Investments:
   Long-term                                     (43,584,451)      $ 43,954,878
   Short-term                                        109,706                 --
   Financial futures contracts                     1,185,670            (39,156)
                                                ------------       ------------
Total investments                                (42,289,075)        43,915,722
                                                ------------       ------------
Currency transactions:
   Forward foreign exchange contracts                667,463            (61,517)
   Foreign currency transactions                     790,206             96,487
                                                ------------       ------------
Total currency transactions                        1,457,669             34,970
                                                ------------       ------------
Total                                           $(40,831,406)      $ 43,950,692
                                                ============       ============
--------------------------------------------------------------------------------

As of June 30, 2003, net unrealized depreciation for Federal income tax purposes aggregated $1,716,096, of which $72,015,359 related to appreciated securities and $73,731,455 related to depreciated securities. At June 30, 2003, the aggregate cost of investments for Federal income tax purposes was $956,126,938.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Series did not borrow under the credit agreement during the six months ended June 30, 2003.

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series


By: /s/ Terry K. Glenn
    ------------------------------------
    Terry K. Glenn,
    President of
    Master Enhanced International Series

Date: August 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ------------------------------------
    Terry K. Glenn,
    President of
    Master Enhanced International Series

Date: August 21, 2003


By: /s/ Donald C. Burke
    ------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced International Series

Date: August 21, 2003

Attached hereto as a furnished exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.